Related Party Transactions and Balances (Tables)	6 Months Ended
May 31, 2025
Related Party Transactions and Balances [Abstract]
Schedule of Fund Advance to Director and Related Parties

Fund advance to director and related parties:

		As of
	Relationship with the Group	November 30, 2024 (Audited)	May 31, 2025 (Unaudited)	May 31, 2025 (Unaudited)
		HK$	HK$	US$
Wai Lau	Ms. Wai Lau is a director, CEO and shareholder of the Company	1,556,765	—	—
Total		1,556,765	—	—

Fund advance from director and related parties:

		As of
	Relationship with the Group	November 30, 2024 (Audited)	May 31, 2025 (Unaudited)	May 31, 2025 (Unaudited)
		HK$	HK$	US$
Wai Lau	Ms. Wai Lau is a director, CEO and shareholder of the Company	—	1,138,226	145,165
Total		—	1,138,226	145,165